Inventory, net	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Adagio Medical Inc
Inventory, net

Note 5 — Inventory, net

Inventory as of June 30, 2024 and December 31, 2023 consists of the following (in thousands):

	June 30, 2024	December 31, 2023
	(Unaudited)
Raw materials	$2,450	$2,211
Work-in-Process	469	197
Finished goods	1,143	914
Total inventory	$4,062	$3,322

Obsolete and expired inventory are expensed as incurred. Inventory is recorded net of obsolescence and manufacturing scrap of $0.3 million and $62.0 thousand for the six months ended June 30, 2024 and 2023.

Note 5 — Inventory, net

Inventory as of December 31, 2023 and 2022 consists of the following (in thousands):

	December 31, 2023	December 31, 2022
Raw materials	$2,211	$—
Work-in-Process	197	—
Finished goods	914	367
Total inventory	$3,322	$367

The raw materials are recorded of $2.2 million and nil, work-in-process of $0.2 million and nil, and finished goods of $0.9 million and $0.4 million, for the years ended December 31, 2023 and 2022, respectively. Obsolete and expired inventory are expensed as incurred. Inventory is recorded net of obsolescence and manufacturing scrap of $93.6 thousand and $0.3 million for the years ended December 31, 2023 and 2022, respectively. The Company currently has no work in process.